UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.86%
Corporate-Backed Revenue Bonds – 2.98%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,271,753
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,413,685
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,158,623
		3,844,061
Education Revenue Bonds – 8.82%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	401,445
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	573,818
Series 6-J1 5.00% 5/1/36	1,000,000	696,870
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	784,100
Refunding (Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,023,090
(St.John's University) Series 6-U 4.75% 10/1/33	825,000	679,561
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	784,380
5.00% 10/1/22	1,000,000	964,590
(University St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,435,905
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College)
Series 5-N1 5.375% 10/1/32	2,000,000	1,484,300
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,557,058
		11,385,117
Electric Revenue Bonds – 5.64%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	965,250
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	811,130
Series A 5.00% 10/1/34	2,750,000	2,241,085
Northern Municipal Power Agency Electric System Revenue Series A 5.00% 1/1/18
(Assured Gty)	1,000,000	1,031,660
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16
(AMBAC)	1,000,000	1,055,620
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,170,581
		7,275,326
Health Care Revenue Bonds – 24.67%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	532,259
Apple Valley Economic Development Authority Health Care Revenue (Augustanna Home
St. Paul Project) Series A 5.80% 1/1/30	1,000,000	741,430
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	1,967,925
Refunding 5.00% 9/1/20	1,150,000	1,050,238
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	1,720,620
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	382,490
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	921,635
5.00% 4/1/31	1,965,000	1,375,146
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	663,030
Maple Grove Health Care Revenue Facilities (North Memorial Health Care) 5.00% 9/1/35	2,750,000	2,050,289
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	1,791,394
5.25% 5/1/37	1,000,000	762,940

Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	800,000	774,632
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	741,710
Minneapolis-St. Paul Housing & Redevelopment Authority (Health Partners Obligation Group
Project) 6.00% 12/1/17	1,125,000	1,070,550
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health
Systems) 5.75% 2/1/29	1,000,000	705,220
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	359,513
North Oaks Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	702,340
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	738,190
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	285,796
6.00% 4/1/41	1,250,000	875,175
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	708,760
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
Series C 5.50% 7/1/23	1,000,000	888,010
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	1,000,000	673,050
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	1,900,000	1,768,159
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	778,610
Series A 5.70% 11/1/15	705,000	625,011
Series B 5.85% 11/1/17	250,000	213,943
St. Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	604,770
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,641,800
5.00% 6/1/35	1,000,000	740,830
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,212,329
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,071,255
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33	1,000,000	702,450
		31,841,499
Housing Revenue Bonds – 13.16%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	278,475
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	709,250
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,710,000	1,274,446
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	1,915,385
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,420,000	1,417,046
(Trinity Apartments) Refunding Series A 6.75% 5/1/21(HUD Section 8)	620,000	578,528
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	978,599	731,473
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	481,824
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	1,681,785
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	756,040
Series I 4.85% 7/1/38 (AMT)	1,145,000	813,454
Series M 4.875% 7/1/37 (AMT)	2,500,000	1,794,725
(Single Family Mortgage)
Series E 6.25% 1/1/23 (AMT)	5,000	4,931
Series J 5.90% 7/1/28 (AMT)	590,000	536,493
Series M 5.875% 1/1/17	10,000	10,389
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling
Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	455,238

St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Selby Grotto
Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	605,340
Stillwarter Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	487,868
Washington County Housing & Redevelopment Authority Revenue Refunding
@(Briar Pond Project) Series B 7.125% 8/20/34	820,000	685,823
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	1,763,024
		16,981,537
Lease Revenue Bonds – 2.61%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover
Community Center) 5.20% 2/1/34	1,000,000	1,081,400
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	530,000	523,751
St. Paul Port Authority Lease Revenue (Regions Hospital Parking Ramp Project)
Series 1 5.00% 8/1/36	1,375,000	796,991
(Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	962,021
		3,364,163
Local General Obligation Bonds – 11.93%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (MBIA)	1,000,000	887,780
Duluth Independent School District #709 Certificates of Participation Series A
4.25% 2/1/20 (FSA)	1,000,000	965,900
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	989,340
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,130,802
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)	1,055,000	994,538
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,000,610
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	508,555
Series C 5.00% 3/1/16	750,000	821,723
Series C 5.00% 3/1/28	1,000,000	991,380
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	690,728
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,426,334
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,414,410
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	553,142
5.125% 12/1/24	205,000	180,646
5.25% 12/1/26	1,540,000	1,348,532
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka Counties School District #103) Series B 4.75% 2/1/22	1,500,000	1,493,804
		15,398,224
§Pre-Refunded Bonds – 11.56%
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,103,740
5.25% 2/15/33-14	2,250,000	2,483,414
Minneapolis Community Development Agency (Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,088,860
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,237,420
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,225,260
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,300
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,627,110
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34 -14	315,000	352,101
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	1,000,000	1,113,080
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,034,887
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,116,370
		14,915,542
Special Tax Revenue Bonds – 7.00%
Hennepin County Sales Tax Revenue
(First Lien - Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,009,400
(Second Lien -Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,535,265
5.00% 12/15/24	1,000,000	996,700

Minneapolis Supported Development Revenue (Limited Tax-Common Bond Fund) Series 2A
5.00% 6/1/28 (AMT)	1,170,000	853,199
Minneapolis Tax Increment Revenue
(Ivory Tower Project) 5.70% 2/1/29	785,000	570,664
(St. Anthony Falls Project) Refunding 5.65% 2/1/27	500,000	381,500
Minnesota State 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (Assured Gty)	1,000,000	985,160
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	549,296
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,355,235
Virgin Islands Public Finance Authority Revenue (Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	803,240
		9,039,659
State General Obligation Bonds – 3.35%
Minnesota State
5.00% 6/1/14	1,000,000	1,096,590
5.00% 8/1/21(FSA)	1,250,000	1,254,562
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	873,500
Un-Refunded Balance 5.00% 7/1/34	185,000	136,173
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	968,700
		4,329,525
Transportation Revenue Bond – 1.38%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	1,778,540
		1,778,540
Water & Sewer Revenue Bonds – 4.76%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,157,700
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,055,220
Series D 5.00% 3/1/14	1,500,000	1,638,765
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,285,685
		6,137,370
Total Municipal Bonds (cost $146,470,790)		126,290,563

	Number of
	Shares
Short-Term Investment – 1.51%
Money Market Instrument – 1.51%
Federated Minnesota Municipal Cash Trust	1,946,467	1,946,467
Total Short-Term Investment (cost $1,946,467)		1,946,467

Total Value of Securities – 99.37%
(cost $148,417,257)		128,237,030
Receivables and Other Assets Net of Liabilities (See Notes) – 0.63%		814,423
Net Assets Applicable to 14,443,923 Shares Outstanding – 100.00%		$129,051,453

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, the aggregate amount of illiquid securities was $3,627,836, which represented 2.81% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Assured Guaranty
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board) In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$148,417,257
Aggregate unrealized appreciation	1,696,265
Aggregate unrealized depreciation	(21,876,492)
Net unrealized depreciation	$(20,180,227)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $2,547,560 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015 and $198,826 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$1,946,467
Level 2	126,290,563
Level 3	-
Total	$128,237,030

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB, or lower by Standard & Poor's Ratings Group (Standard & Poor’s) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.35%
Corporate Revenue Bonds – 12.71%
•Beaver County Pennsylvania Industrial Authority Pollution Control Revenue 7.125% 6/1/28 (AMT)	$1,000,000	$995,840
•Brazos, Texas Harbor Industrial Development
Environmental Facilities Revenue (Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	375,000	281,741
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	561,460
Cloquet, Minnesota Pollution Control Revenue Refunding (Potlatch Corp Project) 5.90% 10/1/26	750,000	561,068
De Soto Parish, Louisiana Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,170,378
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	722,690
Mississippi Business Finance Corporation Pollution Control Revenue
(System Energy Resources, Inc. Project) 5.90% 5/1/22	900,000	717,129
New York City, New York Industrial Development Agency Special Facilities Revenue
(Jetblue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	498,860
•Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	833,940
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	366,110
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	333,585
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	616,750
Toledo, Lucas County, Ohio Port Authority Development Revenue
(Toledo Express Airport Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	745,210
		8,404,761
Education Revenue Bonds – 19.02%
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	615,890
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	769,580
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	709,720
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	600,000	418,266
Louisville & Jefferson County, Kentucky Metropolitan Government
College Revenue (Bellarmine University) Series A 6.00% 5/1/33	1,000,000	815,430
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	1,000,000	792,380
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33	930,000	728,488
Maryland State Health & Higher Educational Facilities Authority Revenue
(Washington Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	721,539
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	788,820
Minnesota State Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	682,060
New Jersey State Educational Facilities Authority Revenue (Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	583,433
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	963,634
Ohio State Higher Educational Facilities Revenue (Otterbein College Project) Series A 5.50% 12/1/28	950,000	847,894

Oregon State Facilities Authority Revenue (College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	700,800
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation Student Housing) 6.00% 7/1/42	1,000,000	719,990
(Widener University) 5.375% 7/15/29	650,000	521,989
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	536,460
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	658,880
		12,575,253
Health Care Revenue Bonds – 22.84%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	710,330
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	750,000	561,030
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	653,610
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	305,015
East Rochester, New York Housing Authority Revenue Refunding
(Senior Living -Woodland Village Project) 5.50% 8/1/33	500,000	326,405
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,003,770
Illinois Health Facilities Authority Revenue Refunding
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	806,470
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	27,828
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital Revenue Refunding
(East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,300,000	957,216
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project)
Series A 6.375% 7/1/30	725,000	558,823
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue
(Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	686,490
Maryland State Health & Higher Educational Facilities Authority Revenue
(Washington County Hospital Project) 5.75% 1/1/38	1,000,000	712,000
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A 6.625% 11/15/28	800,000	774,632
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	1,000,000	759,590
New York State Dormitory Authority Revenue (Non State Supported Debt - Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	744,250
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	677,200
North Oaks, Minnesota Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	702,340
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	756,760
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	466,510
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezvan Manor Project) Series A 5.75% 9/1/37	700,000	458,878
St. Joseph County, Indiana Industrial Economic Development Revenue Refunding
(Madison Center Project) 5.50% 2/15/21	1,150,000	1,024,971
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	656,760
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Medical Center Project) Series A 6.00% 8/1/33	1,000,000	766,360
		15,097,238
Housing Revenue Bonds – 1.25%
North Carolina Housing Finance Agency Homeownership Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	828,400
		828,400
Lease Revenue Bonds – 3.61%
Dauphin County, Pennsylvania General Authority Revenue (Riverfront Office & Parking Project) 5.75% 1/1/10	1,875,000	1,811,475
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A 5.50% 12/1/24	720,000	573,689
		2,385,164

§Pre-Refunded Bonds – 18.19%
Bexar County, Texas Health Facilities Development Corporation Revenue
(Army Retirement Residence Project) 6.30% 7/1/32-12	1,000,000	1,122,160
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement Fund - University Center Project) 6.25% 5/1/30-12	1,000,000	1,130,780
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,000,000	1,064,390
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19-09	1,000,000	1,044,860
Massachusetts State Development Finance Agency Revenue
(Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33-13	1,000,000	1,145,070
Milledgeville-Baldwin County, Georgia Development Authority Revenue
(Georgia College & State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,171,040
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,300
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,665,629
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Foulkeways at Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,054,180
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	985,000	1,029,660
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design Project) 6.50% 10/1/13-09	1,000,000	1,063,280
		12,024,349
Special Tax Bonds – 14.50%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	583,100
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	704,438
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project) Series A 6.50% 12/1/08	1,000,000	1,000,080
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	633,070
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	665,000	347,363
Hennepin County, Minnesota Sales Tax Revenue Second Lien (Ballpark Project) Series B 5.00% 12/15/20	1,000,000	1,023,510
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	312,710
5.125% 1/1/37	870,000	535,589
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	965,000	674,892
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	500,000	474,900
Prescott Valley, Arizona Improvement District Special Assessment
(Sewer Collection System Roadway Repair Project) 7.90% 1/1/12	216,000	221,242
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	908,592
Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	345,000
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	755,950
5.50% 11/1/27	500,000	366,540
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	985,000	699,577
		9,586,553
State General Obligation Bonds – 1.64%
Commonwealth of Virginia Series B 5.00% 6/1/18	1,000,000	1,081,490
		1,081,490
Transportation Revenue Bonds – 3.59%
Branson, Missouri Regional Airport Transportation Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	335,185
New York City, New York Industrial Development Agency Special Airport Facilities
(Airis JFK I LLC Project) Series A 5.50% 7/1/28 (AMT)	905,000	646,360
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated
(Air Cargo Obligated Group Project) 6.75% 1/1/23 (AMT)	1,160,000	969,528
Onondaga County, New York Industrial Development Authority Revenue Subordinated
(Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	420,930
		2,372,003
Total Municipal Bonds (cost $78,640,605)		64,355,211

Total Value of Securities – 97.35%
(cost $78,640,605)	64,355,211
Receivables and Other Assets Net of Liabilities (See Notes) – 2.65%	1,749,183
Net Assets Applicable to 8,241,801 Shares Outstanding – 100.00%	$66,104,394

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2008.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$78,680,505
Aggregate unrealized appreciation	1,036,925
Aggregate unrealized depreciation	(15,362,219)
Net unrealized depreciation	$(14,325,294)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $5,430,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, and $355,701 expires in 2015.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$-
Level 2	64,355,211
Level 3	-
Total	$64,355,211

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 1% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (Standard & Poor’s) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor's, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.78%
Education Revenue Bonds – 9.58%
California Educational Facilities Authority Revenue (University of the Pacific) Un-Refunded Balance
5.75% 11/1/30 (MBIA)	$310,000	$310,152
(Woodbury University) 5.00% 1/1/36	1,000,000	644,350
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	654,480
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	615,890
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	793,230
(Windrush School Project) 5.50% 7/1/37	1,000,000	658,720
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	769,580
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	860,590
University of California Revenue (Multiple Purpose Projects)
Series Q 5.00% 9/1/20 (FSA)	1,290,000	1,303,493
Series L 5.00% 5/15/16	225,000	243,313
Series L 5.00% 5/15/19	850,000	884,119
		7,737,917
Electric Revenue Bonds – 3.47%
California Department of Water Resources Power Supply Revenue Series H 5.00% 5/1/17	1,000,000	1,029,330
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	795,390
Southern California Public Power Authority Revenue Refunding (Transmission Project)
Series A 5.00% 7/1/22	1,000,000	978,730
		2,803,450
Health Care Revenue Bonds – 6.12%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,122,338
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series G 5.25% 7/1/23	1,000,000	889,740
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	848,760
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	860,640
California Statewide Communities Development Authority Revenue Series A
(Presbyterian Homes Senior Living) 4.875% 11/15/36	1,000,000	661,330
(Valleycare Health Systems) 5.125% 7/15/31	1,000,000	561,690
		4,944,498
Housing Revenue Bonds – 8.66%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	891,840
Series M 5.95% 8/1/25 (AMT)	1,000,000	922,420
California Statewide Communities Development Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,590,750
•(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	957,530
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	773,860
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	882,470
Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	970,000	971,261
		6,990,131

Lease Revenue Bonds – 7.56%
California State Public Works Board Lease Revenue (Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	852,800
Series C 5.25% 6/1/28	1,500,000	1,352,535
Elsinore Valley Municipal Water District Certificates of Participation Refunding Series A 5.00% 7/1/24 (BHAC)	1,000,000	994,600
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B 5.00% 9/1/27 (AMBAC)	1,060,000	901,721
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	671,741
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)	1,000,000	923,400
^San Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	412,640
		6,109,437
Local General Obligation Bonds – 11.12%
^Anaheim School District Election 2002 4.58% 8/1/25 (MBIA)	1,250,000	433,063
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)	500,000	495,805
Grossmont Union High School District Election of 2004 5.00% 8/1/23 (MBIA)	1,000,000	989,070
Lawndale Elementary School District Series B 5.00% 8/1/32 (FSA)	1,000,000	918,080
Los Angeles Unified School District Refunding Series B 4.75% 7/1/19 (FSA)	1,000,000	1,025,910
Monterey Peninsula Community College District Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,009,610
San Diego Unified School District Series E 5.00% 7/1/28 (FSA)	2,000,000	2,128,800
Santa Barbara California Community College Series A 5.25% 8/1/33	1,000,000	957,280
Sierra Joint Community College Improvement District #2 (Western Nevada)
Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,020,560
		8,978,178
§Pre-Refunded Bonds – 20.90%
California Department of Water Resources
Series A 5.375% 5/1/21-12	2,000,000	2,235,999
Series X 5.00% 12/1/29-12 (FGIC)	5,000	5,539
California State
5.00% 2/1/33-14	1,000,000	1,119,170
5.00% 2/1/33-14 (MBIA)	1,000,000	1,119,170
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A 5.00% 8/1/28-13 (RADIAN)	60,000	66,956
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,098,710
5.625% 6/1/33-13	1,000,000	1,103,930
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33-10 (MBIA)	1,130,000	1,245,045
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,691,085
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,122,230
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	1,000,000	1,110,120
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project) 5.25% 10/1/35-11 (AMBAC)	500,000	557,145
Sacramento County Airport System Revenue Series A 5.00% 7/1/32-12 (FSA)	1,000,000	1,099,620
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,049,270
Sequoia Union High School District Election 2001 5.125% 7/1/31-11 (FSA)	1,000,000	1,103,850
Southern California Logistics Airport Authority Tax Allocation 6.50% 12/1/31-11	1,000,000	1,149,200
		16,877,039
Special Tax Revenue Bonds – 12.61%
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	756,540
Culver City Redevelopment Agency Refunding (Tax Allocation Redevelopment Project)
Series A 5.00% 11/1/25 (AMBAC)	1,000,000	864,420
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	666,000
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	819,630
Lammersville School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	500,000	321,510
Modesto, California Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,000,000	642,240
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,282,940
Poway Redevelopment Agency Tax Allocation Refunding 5.75% 6/15/33 (MBIA)	270,000	270,473
Poway Unified School District Community Facilities District #1 Special Tax Refunding 5.00% 10/1/17 (FSA)	1,000,000	1,063,080
Poway Unified School Special Tax District Community Facilities District #6 5.60% 9/1/33	1,000,000	760,680
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	955,340

Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	297,315
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,481,260
		10,181,428
State General Obligation Bonds – 8.31%
California State
Refunding 5.00% 8/1/18	1,500,000	1,513,830
Refunding 5.00% 11/1/21	1,500,000	1,442,880
Various Purpose 5.50% 11/1/33	1,000,000	927,440
•California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	568,973
Puerto Rico Commonwealth Public Improvement Refunding Series A
5.00% 7/1/16 (Assured Gty)	540,000	554,386
5.25% 7/1/15	1,750,000	1,701,979
		6,709,488
Transportation Revenue Bonds – 3.29%
Bay Area Toll Authority Bridge Revenue Series F 5.00% 4/1/22	1,000,000	1,004,340
Port of Oakland Revenue Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	802,820
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	846,810
		2,653,970
Water & Sewer Revenue Bonds – 6.16%
California Department of Water Resources Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,009,190
Series A 5.00% 12/1/24	1,000,000	993,470
Un-Refunded Balance Series X 5.00% 12/1/29 (FGIC)	995,000	938,205
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,108,420
Metropolitan Water District Southern California Waterworks Authority Revenue
Series B-1 5.00% 10/1/36 (FGIC)	1,000,000	928,010
		4,977,295
Total Municipal Bonds (cost $87,389,543)		78,962,831

	Number
	of Shares
Short-Term Investments – 2.24%
Money Market Instruments – 2.24%
Federated Arizona Municipal Cash Trust	1,804,881	1,804,881
Total Short-term Investments (cost $1,804,881)		1,804,881

Total Value of Securities – 100.02%
(cost $89,194,424)		80,767,712
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(13,125)
Net Assets Applicable to 8,214,220 Shares Outstanding – 100.00%		$80,754,587

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Insured by the Assured Guaranty Corporation
BHAC – Insured by the Berkshire Hathaway Assurance Company
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,194,424
Aggregate unrealized appreciation	1,634,473
Aggregate unrealized depreciation	(10,061,185)
Net unrealized deprecation	$(8,426,712)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $889,935 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $662,241 expires in 2009, $6,039 expires in 2011 and $221,655 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$1,804,881
Level 2	78,962,831
Level 3	-
Total	$80,767,712

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by California’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 41% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid assets. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 96.79%
Corporate Revenue Bonds – 6.02%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$965,000	$966,177
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	1,964,169
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,265,541
		5,195,887
Education Bonds – 10.13%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	517,365
5.375% 4/1/22 (FGIC)	15,000	15,042
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,164,330
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,528,035
Idaho State University Revenue Refunding and Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,143,549
5.00% 4/1/23 (FSA)	2,115,000	2,053,749
University of Idaho
•Series B 4.50% 4/1/41 (FSA)	1,000,000	987,190
(General Refunding) Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,149,920
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	181,730
		8,740,910
Electric – 1.10%
Boise-Kuna Idaho District Revenue 6.30% 6/1/31	1,000,000	953,280
		953,280
Escrowed to Maturity Bonds – 2.04%
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Series A 5.375% 10/1/24	1,750,000	1,763,843
		1,763,843
Health Care – 5.72%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	576,725
5.45% 7/15/23	2,000,000	1,708,840

Idaho Health Facilities Authority Revenue
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	1,000,000	685,150
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	985,550
Trinity Health Group Series B 6.125% 12/1/28	1,000,000	975,260
		4,931,525
Housing Revenue Bonds – 6.80%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	35,000	35,628
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	40,000	40,105
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,105
Series B 6.45% 7/1/15 (AMT)	15,000	15,210
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,006
Series E 6.35% 7/1/15 (FHA) (AMT)	35,000	35,018
Series E-1 6.60% 7/1/11	5,000	5,100
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	130,000	131,564
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	980,000	737,166
Series C Class III 5.35% 1/1/25 (AMT)	285,000	247,240
Series D Class III 5.45% 7/1/23 (AMT)	985,000	895,907
Series E Class III 4.875% 1/1/26 (AMT)	1,370,000	1,105,754
Series E Class III 5.00% 1/1/28 (AMT)	945,000	865,705
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	803,280
Puerto Rico Housing Finance Authority
Sub-Cap Foundation Modernization
5.125% 12/1/27	1,000,000	928,300
		5,866,088
Lease Revenue Bonds – 5.47%
Blaine School District #61 Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	772,830
Boise City Certificate of Participation
5.375% 9/1/20 (FGIC) (AMT)	2,100,000	1,845,123
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	478,695
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	870,480
Series B 5.00% 9/1/21 (MBIA)	750,000	749,940
		4,717,068
Local General Obligation Bonds – 24.92%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,018,460
Unrefunded 5.00% 7/30/20	600,000	609,402
5.125% 7/30/19	1,005,000	1,032,145
5.50% 7/30/16	1,305,000	1,458,925

Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,130,657
5.00% 8/15/16	1,100,000	1,182,247
Boise City Independent School District
5.00% 8/1/24 (FSA)	1,500,000	1,509,345
Canyon County School District #132 (Caldwell)
5.00% 7/30/15 (FGIC)	2,000,000	2,117,320
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,765,589
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,839,883
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,070,311
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,497,200
Power & Cassia Counties Joint School District #381
(American Falls) 5.00% 8/1/17	1,155,000	1,206,247
Twin Falls County Idaho School District #413 (Filer)
5.25% 9/15/25	2,000,000	2,055,360
		21,493,091
§Pre-Refunded Bonds – 16.25%
Ada & Canyon Counties Joint School District #2
Meridan (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,691,218
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,087,140
5.375% 4/1/22-12 (FGIC)	985,000	1,078,693
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,084,740
Series G 5.00% 7/1/33-13	1,310,000	1,451,506
Series Y 5.00% 7/1/36-16	1,250,000	1,402,788
Puerto Rico Commonwealth Public Improvement
Revenue Series A 5.125% 7/1/31-11	1,010,000	1,087,851
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,113,080
Series NN 5.125% 7/1/29-13	500,000	556,560
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,110,120
University of Idaho Revenue (Student Fee Housing
Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,352,381
		14,016,077
Special Tax Revenue Bonds – 7.44%
Boise Urban Renewal Agency Parking
Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,315,000	1,314,948
Series B 6.125% 9/1/15	1,075,000	1,074,957

Bonner County Local Improvement District #93-1
6.50% 4/30/10	60,000	60,218
Coeur D'Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,247
Series 1996 6.05% 7/1/10	90,000	90,202
Series 1997 6.10% 7/1/12	40,000	40,059
Series 1998 6.10% 7/1/14	45,000	45,053
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	549,965
5.00% 9/15/30 (MBIA)	725,000	691,621
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series W 5.50% 7/1/15	175,000	172,571
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	805,230
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A	500,000	427,235
5.25% 10/1/20
5.25% 10/1/21	500,000	418,945
5.25% 10/1/24	800,000	642,592
		6,418,843
State General Obligation Bonds – 2.63%
Puerto Rico Commonwealth Public
Improvement Series A
5.125% 7/1/31	1,815,000	1,395,953
5.25% 7/1/22	1,000,000	873,500
		2,269,453
Transportation Revenue Bonds – 4.69%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (MBIA)	2,000,000	2,008,700
5.25% 7/15/25 (Assured Gty)	1,500,000	1,529,445
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/33	690,000	511,718
		4,049,863
Water & Sewer Revenue Bonds – 3.58%
Idaho Bond Bank Auth Revenue 5.375% 9/1/16	1,000,000	973,130
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,115,383
		3,088,513
Total Municipal Bonds (cost $87,636,422)		83,504,441

	Number of
	Shares
Short-Term Investments – 2.17%
Money Market Instrument – 2.17%
Dreyfus Cash Management Fund	1,875,216	1,875,216
Total Short-Term Investments (cost $1,875,216)		1,875,216

Total Value of Securities – 98.96%
(cost $89,511,638)		85,379,657
Receivables and Other Assets Net of Liabilities (See Notes) – 1.04%		898,392
Net Assets Applicable to 8,136,058 Shares Outstanding – 100.00%		$86,278,049

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,511,638
Aggregate unrealized appreciation	1,531,491
Aggregate unrealized depreciation	(5,663,472)
Net unrealized depreciation	$(4,131,981)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $325,098 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $77,838 expires in 2009, $166,949 expires in 2010, $23,435 expires in 2014 and $56,876 expires in 2015.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$1,875,216
Level 2	83,504,441
Level 3	-
Total	$85,379,657

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Idaho municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 43% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 92.79%
Corporate Revenue Bonds – 5.08%
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$304,169
New York Energy Research & Development
Authority Pollution Control Revenue
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	488,510
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)	250,000	194,300
		986,979
Education Revenue Bonds – 11.12%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	158,140
Amherst, New York Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	187,744
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	480,205
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	500,790
Non-State Supported Debt (University of Rochester)
ΔSeries A 4.375% 7/1/20	250,000	212,580
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	485,560
Series B 7.50% 5/15/11	125,000	137,355
		2,162,374
Electric Revenue Bonds – 1.98%
Long Island Power Authority NY Electric
Series B 5.75% 4/1/33	250,000	236,535
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	148,787
		385,322
Health Care – 7.82%
East Rochester, New York Housing Authority Revenue
(Senior Living -Woodland Village Project)
5.50% 8/1/33	200,000	130,562

New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	436,608
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	402,597
Non-State Supported Debt (Orange Regional
Medical Center) 6.125% 12/1/29	175,000	135,098
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	415,855
		1,520,720
Housing Revenue Bonds – 0.92%
New York City Multifamily Housing Development
Housing Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	179,978
		179,978
Lease Revenue Bonds – 5.26%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	246,498
Nassau County Tobacco Settlement (Asset-Backed)
Series A-3 5.125% 6/1/46	125,000	82,758
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	199,662
5.50% 6/1/21	500,000	493,334
		1,022,252
Local General Obligation Bonds – 3.14%
New York City
Series D 5.00% 11/1/34	125,000	109,894
Subordinated Series C-1 5.00% 10/1/19	500,000	500,145
		610,039
§Pre-Refunded Bonds – 22.46%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	280,000	308,762
Metropolitan Transportation Authority Revenue
(Dedicated Tax) Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,060,419
New York City Series J 5.25% 6/1/28-13	310,000	346,766
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	563,909
Series B 7.50% 5/15/11-09	130,000	137,749
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	548,967
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	176,542
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	556,540
Series NN
5.125% 7/1/29-13	600,000	667,874
		4,367,528

Special Tax Revenue Bonds– 15.75%
New York City Transitional Finance Authority
Revenue (Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	528,919
New York Dormitory Authority State Personal Income
Tax Revenue Series C 5.00% 3/15/15	250,000	270,458
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	524,720
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	501,725
New York State Urban Development Revenue
(State Personal Income Tax) Series A-1 5.00% 12/15/22	250,000	251,820
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	240,085
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	325,000	261,700
Schenectady Metroplex Development Authority
Revenue Series A 5.375% 12/15/21	500,000	483,295
		3,062,722
State General Obligation Bonds – 0.38%
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	73,582
		73,582
Transportation Revenue Bonds – 15.42%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25	220,000	203,639
Metropolitan Transportation Authority Revenue
•Series A 5.00% 11/15/27	200,000	209,268
Series C 6.50% 11/15/28	200,000	208,784
Series F 5.00% 11/15/15	150,000	155,847
New York City, New York Industrial Development Agency
Special Airport Facilities (JFK Airs Project)
Series A 5.50% 7/1/28 (AMT)	500,000	357,105
New York State Thruway Authority
General Revenue Series H
5.00% 1/1/14 (MBIA)	500,000	536,855
5.00% 1/1/15 (MBIA)	250,000	268,700
Onondaga County, New York Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	420,930
Port Authority of New York & New Jersey 5.00% 7/15/35	250,000	231,958
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	194,846
•Subordinated Series B-1 5.00% 11/15/25	200,000	210,558
		2,998,490

Water & Sewer Revenue Bonds – 3.46%
New York City Municipal Finance Authority Water &
Sewer System Revenue Series A
5.125% 6/15/34	500,000	471,150
5.75% 6/15/40	200,000	201,204
		672,354
Total Municipal Bonds (cost $18,824,395)		18,042,340

Short-Term Investments – 4.63%

•Variable Rate Demand Notes – 4.63%
New York City Series E5 0.90% 8/1/19	400,000	400,000
New York City Housing Development Multifamily Mortgage Revenue
Series A 0.65% 11/1/48	500,000	500,000
Total Short-Term Investments (cost $900,000)		900,000

Total Value of Securities – 97.42%
(cost $19,724,395)		18,942,340
Receivables and Other Assets Net of Liabilities (See Notes) – 2.58%		502,590
Net Assets Applicable to 2,015,996 Shares Outstanding – 100.00%		$19,444,930

ΔStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly.

Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$19,724,395
Aggregate unrealized appreciation	467,144
Aggregate unrealized depreciation	(1,249,199)
Net unrealized depreciation	$(782,055)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $180,357 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $165,428 expires in 2009 and $14,929 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$-
Level 2	18,942,340
Level 3	-
Total	$18,942,340

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by New York municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 23% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: